CODE NAVY BALANCE SHEETS (USD $)	Sep. 30, 2014	Jun. 30, 2014
Statement of Financial Position
Cash and cash equivalents	$ 12,995
Total current assets	12,995
Total Assets	12,995
Total current liabilities	308	16,705
Common stock	35,000	500
Retained earnings (Accumulated Deficit)	(22,313)	(21,705)
Total shareholders' equity	12,687	(16,705)
TOTAL LIABILITIES AND EQUITY	12,995
Common Stock, Shares Authorized	999,999,999,999	999,999,999,999
Common Stock, Shares Issued	100,190,858	100,190,858
Common Stock, Shares Outstanding	100,190,858	100,190,858
Common Stock, Value, Outstanding	$ 35,000	$ 35,000